Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Related Party Transactions [Line Items]
Loan to related parties			¥ (858,000)
Repayment from related parties	1,964,624	280,937	363,347
Service provided by related parties	(1,514,452)	(216,564)	(47,866)	(14,044)
Goods purchased from related parties	(1,309,221)	(187,216)	(1,939,754)	(2,837,072)
Service provided to related parties	5,686,096	813,101	721,657	2,604,417
Goods sold to related parties			19,727	23,787
Jiangxia WM [Member]
Schedule of Related Party Transactions [Line Items]
Loan to related parties			(858,000)
Repayment from related parties	735,000	105,104
Yueyuan [Member]
Schedule of Related Party Transactions [Line Items]
Repayment from related parties	504,005	72,072
Hanyuan [Member]
Schedule of Related Party Transactions [Line Items]
Repayment from related parties	109,018	15,589
Yibon [Member]
Schedule of Related Party Transactions [Line Items]
Repayment from related parties	232,000	33,176	363,347
Interest income from Yibon	¥ 362,083	$ 51,777	¥ 395,694	¥ 465,500